Fees Summary	Jul. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,821,255
Previously Paid Amount
Total Fee Amount	1,809.83
Total Offset Amount
Net Fee	$ 1,809.83